UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

In January 2019, the Board of Trustees approved to change the funds' investment advisor from FMR Co., Inc. (FMRC) to Fidelity Management & Research Company (FMR) effective February 1, 2019. There was no change to the management fee.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Novocure Ltd.	0.9
Haemonetics Corp.	0.9
EMCOR Group, Inc.	0.8
Portland General Electric Co.	0.8
Essent Group Ltd.	0.8
Allete, Inc.	0.8
Tandem Diabetes Care, Inc.	0.8
PS Business Parks, Inc.	0.7
Boston Beer Co., Inc. Class A	0.7
Tech Data Corp.	0.7
7.9

Top Market Sectors as of August 31, 2019

% of fund's net assets
Health Care	17.6
Financials	17.5
Information Technology	15.4
Industrials	15.3
Consumer Discretionary	9.6
Real Estate	5.8
Materials	5.6
Consumer Staples	3.5
Utilities	3.3
Communication Services	3.0

Asset Allocation (% of fund's net assets)

As of August 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.9%

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.3%
Cogent Communications Group, Inc.	66,752	$4,064,529
Intelsat SA (a)(b)	173,855	3,595,321
Ooma, Inc. (a)	11,575	144,688
		7,804,538
Entertainment - 0.2%
Glu Mobile, Inc. (a)	245,044	1,087,995
Rosetta Stone, Inc. (a)	5,189	94,699
		1,182,694
Interactive Media & Services - 1.4%
CarGurus, Inc. Class A (a)(b)	95,028	3,099,813
Liberty TripAdvisor Holdings, Inc. (a)	262,814	2,296,994
Yelp, Inc. (a)(b)	96,856	3,245,645
Zedge, Inc. (a)	21,402	34,243
		8,676,695
Media - 0.1%
A.H. Belo Corp. Class A	5,521	19,710
Entercom Communications Corp. Class A (b)	90,812	323,291
National CineMedia, Inc.	2,015	16,523
New Media Investment Group, Inc. (b)	17,082	149,980
The McClatchy Co. Class A (a)	4,792	11,788
		521,292

TOTAL COMMUNICATION SERVICES		18,185,219

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Dana, Inc.	27,132	345,390
Tenneco, Inc.	28,588	249,287
		594,677
Distributors - 0.5%
Core-Mark Holding Co., Inc.	100,434	3,253,057
Diversified Consumer Services - 1.4%
American Public Education, Inc. (a)	15,522	376,098
Carriage Services, Inc.	3,991	84,889
Chegg, Inc. (a)(b)	32,523	1,289,212
Collectors Universe, Inc.	10,014	259,563
K12, Inc. (a)	122,736	3,234,094
Regis Corp. (a)	3,452	55,819
Weight Watchers International, Inc. (a)	113,587	3,406,474
		8,706,149
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (b)	21,671	789,691
Bloomin' Brands, Inc. (b)	52,340	944,214
Bluegreen Vacations Corp. (b)	1,354	12,809
Brinker International, Inc. (b)	94,840	3,603,920
Dine Brands Global, Inc. (b)	7,438	524,751
Jack in the Box, Inc.	1,254	106,991
RCI Hospitality Holdings, Inc.	20,228	360,058
SeaWorld Entertainment, Inc. (a)	3,013	87,407
The Cheesecake Factory, Inc. (b)	13,006	494,098
		6,923,939
Household Durables - 3.7%
Bassett Furniture Industries, Inc.	5,743	69,950
Cavco Industries, Inc. (a)(b)	7,801	1,431,249
Ethan Allen Interiors, Inc.	130,901	2,251,497
Flexsteel Industries, Inc.	36,239	548,658
GoPro, Inc. Class A (a)(b)	86,022	332,905
KB Home	101,422	2,848,944
La-Z-Boy, Inc.	76,356	2,433,466
LGI Homes, Inc. (a)(b)	10,039	818,279
M.D.C. Holdings, Inc. (b)	42,320	1,636,514
M/I Homes, Inc. (a)	94,527	3,416,206
Meritage Homes Corp. (a)	30,411	1,987,055
Taylor Morrison Home Corp. (a)	149,708	3,572,033
Tupperware Brands Corp.	78,000	1,014,780
		22,361,536
Internet & Direct Marketing Retail - 0.0%
Shutterstock, Inc.	4,740	166,421
Leisure Products - 0.3%
Johnson Outdoors, Inc. Class A (b)	27,866	1,560,496
MCBC Holdings, Inc. (a)	23,253	352,283
		1,912,779
Specialty Retail - 1.3%
Citi Trends, Inc.	1,280	21,517
DSW, Inc. Class A (b)	22,431	369,887
Group 1 Automotive, Inc.	25,429	1,900,055
Haverty Furniture Companies, Inc.	51,421	984,712
Office Depot, Inc. (b)	396,677	515,680
Rent-A-Center, Inc.	5,720	146,032
Sally Beauty Holdings, Inc. (a)(b)	89,807	1,098,340
Shoe Carnival, Inc. (b)	46,502	1,429,471
Sonic Automotive, Inc. Class A (sub. vtg.)	44,410	1,195,073
		7,660,767
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	119,861	2,672,900
Deckers Outdoor Corp. (a)	23,451	3,457,850
Rocky Brands, Inc.	10,211	297,549
		6,428,299

TOTAL CONSUMER DISCRETIONARY		58,007,624

CONSUMER STAPLES - 3.5%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	9,891	4,336,412
Coca-Cola Bottling Co. Consolidated	10,046	3,381,584
		7,717,996
Food & Staples Retailing - 0.6%
Ingles Markets, Inc. Class A	60,724	2,360,949
Natural Grocers by Vitamin Cottage, Inc. (a)	43,919	414,595
Village Super Market, Inc. Class A (b)	8,175	204,130
Weis Markets, Inc. (b)	7,133	272,695
		3,252,369
Food Products - 0.5%
B&G Foods, Inc. Class A (b)	100,423	1,700,161
John B. Sanfilippo & Son, Inc.	4,991	462,167
Sanderson Farms, Inc.	3,547	530,702
The Simply Good Foods Co. (a)	11,316	335,293
		3,028,323
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	18,122	504,516
MediFast, Inc. (b)	17,560	1,755,298
USANA Health Sciences, Inc. (a)	20,618	1,401,405
		3,661,219
Tobacco - 0.5%
Universal Corp.	595	29,786
Vector Group Ltd. (b)	266,413	3,111,704
		3,141,490

TOTAL CONSUMER STAPLES		20,801,397

ENERGY - 2.2%
Energy Equipment & Services - 0.6%
Archrock, Inc.	322,602	3,132,465
Matrix Service Co. (a)	13,898	276,153
SEACOR Holdings, Inc. (a)	12,012	564,204
		3,972,822
Oil, Gas & Consumable Fuels - 1.6%
Adams Resources & Energy, Inc.	3,144	96,490
Amplify Energy Corp. New	10,019	59,713
Arch Coal, Inc. (b)	34,294	2,625,549
Berry Petroleum Corp.	27,627	220,740
California Resources Corp. (a)(b)	55,638	544,696
Delek U.S. Holdings, Inc. (b)	72,412	2,371,493
DHT Holdings, Inc.	47,835	268,833
Evolution Petroleum Corp.	7,197	42,606
GasLog Ltd.	71,907	884,456
Montage Resources Corp. (a)	64,157	191,188
Nordic American Tanker Shipping Ltd. (b)	254,862	453,654
Overseas Shipholding Group, Inc. (a)	50,340	82,054
PDC Energy, Inc. (a)	17,314	551,451
Teekay Corp. (b)	22,485	82,520
Teekay Tankers Ltd. (a)	236,617	262,645
W&T Offshore, Inc. (a)	65,979	288,988
Whiting Petroleum Corp. (a)(b)	64,481	427,509
		9,454,585

TOTAL ENERGY		13,427,407

FINANCIALS - 17.5%
Banks - 6.6%
1st Source Corp.	10,336	458,608
BancFirst Corp. (b)	62,339	3,351,968
BankFinancial Corp.	3,570	41,626
Boston Private Financial Holdings, Inc.	21,420	227,480
Brookline Bancorp, Inc., Delaware	7,827	109,891
Cadence Bancorp Class A	11,464	176,202
Cambridge Bancorp	1,291	95,457
Capital City Bank Group, Inc.	4,723	115,147
Cathay General Bancorp (b)	104,646	3,473,201
Codorus Valley Bancorp, Inc.	446	9,973
Community Bank System, Inc.	4,613	281,347
Community Trust Bancorp, Inc.	9,619	374,179
Farmers National Banc Corp.	1,606	21,681
Financial Institutions, Inc.	19,653	571,116
First Bancorp, North Carolina (b)	3,652	128,623
First Bancorp, Puerto Rico	312,831	2,996,921
First Interstate Bancsystem, Inc.	53,215	2,075,385
First Savings Financial Group, Inc.	379	22,361
Fulton Financial Corp. (b)	249,478	3,979,174
Great Southern Bancorp, Inc.	29,309	1,651,269
Hancock Whitney Corp.	107,589	3,777,450
Heritage Commerce Corp. (b)	12,763	147,923
IBERIABANK Corp.	50,820	3,506,072
International Bancshares Corp.	102,683	3,654,488
Investors Bancorp, Inc.	227,306	2,523,097
Lakeland Bancorp, Inc.	8,732	129,932
MidWestOne Financial Group, Inc.	185	5,359
MVB Financial Corp.	2,264	42,654
National Bankshares, Inc.	495	16,583
OFG Bancorp	48,894	1,003,305
Old National Bancorp, Indiana	10,424	175,123
Pacific City Financial Corp.	1,606	26,451
Peapack-Gladstone Financial Corp.	14,825	417,027
Peoples Bancorp, Inc.	2,667	81,904
Renasant Corp.	8,371	274,485
Republic Bancorp, Inc., Kentucky Class A	6,258	265,652
Sierra Bancorp	12,606	310,612
Simmons First National Corp. Class A	256	6,144
South Plains Financial, Inc.	1,702	27,845
Trustmark Corp. (b)	7,867	257,094
UMB Financial Corp.	25,349	1,579,750
Univest Corp. of Pennsylvania	4,785	121,108
WesBanco, Inc.	30,538	1,045,010
		39,556,677
Capital Markets - 2.9%
Artisan Partners Asset Management, Inc.	133,268	3,550,260
Cohen & Steers, Inc.	68,427	3,690,268
Diamond Hill Investment Group, Inc.	227	30,622
Houlihan Lokey	17,710	782,428
INTL FCStone, Inc. (a)	57,218	2,243,518
Moelis & Co. Class A	23,474	787,083
Oppenheimer Holdings, Inc. Class A (non-vtg.)	37,573	1,043,026
Piper Jaffray Companies	21,141	1,538,219
Pzena Investment Management, Inc.	3,271	26,593
Waddell & Reed Financial, Inc. Class A (b)	214,880	3,474,610
Westwood Holdings Group, Inc.	4,287	117,678
		17,284,305
Consumer Finance - 1.3%
CURO Group Holdings Corp. (a)(b)	48,309	657,969
Enova International, Inc. (a)	132,959	3,177,720
LendingClub Corp. (a)(b)	23,406	306,385
Nelnet, Inc. Class A	54,434	3,649,800
		7,791,874
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	21,108	587,225
Marlin Business Services Corp.	33,226	718,678
Pennymac Financial Services, Inc.	8,620	255,066
		1,560,969
Insurance - 2.3%
Amerisafe, Inc.	13,378	919,069
Crawford & Co. Class B	5,741	49,717
eHealth, Inc. (a)	2,831	235,851
Employers Holdings, Inc.	9,677	417,369
Genworth Financial, Inc. Class A	6,957	30,820
Goosehead Insurance (b)	72,352	3,345,556
Hallmark Financial Services, Inc. (a)	6,609	116,186
Health Insurance Innovations, Inc. (a)(b)	111,843	2,051,201
Horace Mann Educators Corp.	45,483	1,995,339
Investors Title Co.	170	25,024
National General Holdings Corp.	39,137	922,850
Selective Insurance Group, Inc.	47,849	3,810,216
		13,919,198
Mortgage Real Estate Investment Trusts - 0.6%
AG Mortgage Investment Trust, Inc.	3,162	47,398
Anworth Mortgage Asset Corp.	13,898	43,084
Ares Commercial Real Estate Corp.	4,427	66,361
Exantas Capital Corp.	7,147	80,118
Invesco Mortgage Capital, Inc.	8,801	132,279
Ladder Capital Corp. Class A	192,393	3,228,355
		3,597,595
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	71,632	3,337,335
Thrifts & Mortgage Finance - 3.0%
Capitol Federal Financial, Inc.	8,445	113,754
Essent Group Ltd.	97,563	4,731,806
Farmer Mac Class C (non-vtg.)	13,341	1,098,631
First Defiance Financial Corp.	13,240	346,226
Northwest Bancshares, Inc. (b)	207,389	3,278,820
Radian Group, Inc.	102,977	2,322,131
Riverview Bancorp, Inc.	1,207	8,509
Southern Missouri Bancorp, Inc.	10	334
Walker & Dunlop, Inc.	67,497	3,770,382
Washington Federal, Inc.	49,179	1,750,772
Waterstone Financial, Inc.	49,983	829,218
		18,250,583

TOTAL FINANCIALS		105,298,536

HEALTH CARE - 17.6%
Biotechnology - 5.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	43,434	1,201,384
Acceleron Pharma, Inc. (a)	7,746	347,873
Achillion Pharmaceuticals, Inc. (a)	111,463	484,864
Adverum Biotechnologies, Inc. (a)	23,083	238,447
Aeglea BioTherapeutics, Inc. (a)	6,493	50,678
Affimed NV (a)	125,806	349,741
Akebia Therapeutics, Inc. (a)(b)	40,056	165,431
Allakos, Inc. (a)(b)	2,058	182,051
Allogene Therapeutics, Inc. (b)	1,091	29,708
Amicus Therapeutics, Inc. (a)	48,020	474,918
Anika Therapeutics, Inc. (a)	12,457	707,059
Apellis Pharmaceuticals, Inc. (a)	5,056	147,130
Ardelyx, Inc. (a)	31,894	108,440
Arena Pharmaceuticals, Inc. (a)(b)	10,787	570,524
ArQule, Inc. (a)	65,712	588,780
Arrowhead Pharmaceuticals, Inc. (a)(b)	34,269	1,170,972
Audentes Therapeutics, Inc. (a)	5,711	177,612
Avid Bioservices, Inc. (a)	40,360	278,484
BioCryst Pharmaceuticals, Inc. (a)(b)	19,099	57,106
Biohaven Pharmaceutical Holding Co. Ltd. (a)	18,122	710,201
Biospecifics Technologies Corp. (a)	5,882	323,981
Blueprint Medicines Corp. (a)	11,584	888,145
Calithera Biosciences, Inc. (a)	31,354	124,475
CareDx, Inc. (a)	23,883	545,010
Catalyst Pharmaceutical Partners, Inc. (a)	120,990	745,298
ChemoCentryx, Inc. (a)	16,918	112,674
Chimerix, Inc. (a)	154,488	312,066
Coherus BioSciences, Inc. (a)(b)	32,818	728,231
CTI BioPharma Corp. (a)(b)	34,142	24,374
CytomX Therapeutics, Inc. (a)	12,169	106,844
Eagle Pharmaceuticals, Inc. (a)	10,947	617,301
Editas Medicine, Inc. (a)(b)	4,493	111,561
Emergent BioSolutions, Inc. (a)	13,314	583,153
Enanta Pharmaceuticals, Inc. (a)(b)	1,842	129,953
Epizyme, Inc. (a)	2,751	35,680
Esperion Therapeutics, Inc. (a)(b)	15,390	563,890
Fate Therapeutics, Inc. (a)	25,330	413,386
FibroGen, Inc. (a)	18,107	808,659
Genomic Health, Inc. (a)	306	23,458
Global Blood Therapeutics, Inc. (a)(b)	11,911	547,668
GTx, Inc. rights(a)(b)(c)	1,148	0
Halozyme Therapeutics, Inc. (a)	66,368	1,096,399
Heron Therapeutics, Inc. (a)(b)	6,587	121,991
Immunomedics, Inc. (a)(b)	35,471	454,029
Insmed, Inc. (a)	14,379	236,391
Intellia Therapeutics, Inc. (a)(b)	32,463	460,650
Intercept Pharmaceuticals, Inc. (a)(b)	3,025	194,145
Invitae Corp. (a)	43,112	1,045,897
Iovance Biotherapeutics, Inc. (a)	24,238	509,240
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	82,088	764,239
Kodiak Sciences, Inc.	2,027	22,297
Kura Oncology, Inc. (a)	9,547	144,923
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,311	301,003
MeiraGTx Holdings PLC (a)	8,206	166,172
Mirati Therapeutics, Inc. (a)(b)	9,042	741,173
Molecular Templates, Inc. (a)	9,413	47,347
Momenta Pharmaceuticals, Inc. (a)	7,798	98,489
Myriad Genetics, Inc. (a)(b)	35,559	836,703
Natera, Inc. (a)	30,159	993,739
Palatin Technologies, Inc. (a)(b)	375,079	337,984
PDL BioPharma, Inc. (a)	55,816	130,609
Pfenex, Inc. (a)	41,045	301,681
Pieris Pharmaceuticals, Inc. (a)	98	456
Portola Pharmaceuticals, Inc. (a)(b)	11,383	330,790
Prothena Corp. PLC (a)	19,206	161,522
PTC Therapeutics, Inc. (a)	14,125	629,551
Ra Pharmaceuticals, Inc. (a)	21,730	591,056
Radius Health, Inc. (a)	27,223	770,411
Recro Pharma, Inc. (a)(b)	43,857	515,758
REGENXBIO, Inc. (a)	10,464	360,903
Repligen Corp. (a)	18,984	1,761,905
Sangamo Therapeutics, Inc. (a)(b)	10,043	109,469
Scholar Rock Holding Corp. (a)(b)	1,853	19,623
Spark Therapeutics, Inc. (a)	3,382	329,441
Stemline Therapeutics, Inc. (a)	8,631	102,795
Syndax Pharmaceuticals, Inc. (a)	2,381	20,024
TG Therapeutics, Inc. (a)(b)	69,620	432,340
The Medicines Company (a)(b)	15,193	637,498
Ultragenyx Pharmaceutical, Inc. (a)(b)	12,298	669,872
Vanda Pharmaceuticals, Inc. (a)	39,023	549,834
Veracyte, Inc. (a)	30,877	818,241
Vericel Corp. (a)(b)	14,286	236,290
Voyager Therapeutics, Inc. (a)	12,710	227,128
Xencor, Inc. (a)(b)	8,872	330,748
		34,397,966
Health Care Equipment & Supplies - 5.5%
Angiodynamics, Inc. (a)	91,380	1,678,651
Atricure, Inc. (a)	14,860	407,015
Cardiovascular Systems, Inc. (a)	13,147	636,709
ConforMis, Inc. (a)(b)	343,450	734,983
CONMED Corp.	18,690	1,883,391
Haemonetics Corp. (a)	39,784	5,312,358
Inspire Medical Systems, Inc. (a)	7,729	537,243
Integer Holdings Corp. (a)	32,577	2,358,575
LeMaitre Vascular, Inc.	5,122	162,163
Meridian Bioscience, Inc.	208,864	1,927,815
Mesa Laboratories, Inc. (b)	5,435	1,202,385
Natus Medical, Inc. (a)	2,537	70,224
Novocure Ltd. (a)(b)	59,265	5,384,821
Orthofix International NV (a)	64,264	3,267,182
SurModics, Inc. (a)	57,602	2,710,750
Tandem Diabetes Care, Inc. (a)	63,175	4,575,765
		32,850,030
Health Care Providers & Services - 3.2%
Amedisys, Inc. (a)	18,489	2,379,719
Apollo Medical Holdings, Inc. (a)	3,662	71,702
Brookdale Senior Living, Inc. (a)	6,458	52,826
Corvel Corp. (a)	40,368	3,400,197
G1 Therapeutics, Inc. (a)	2,023	73,435
Magellan Health Services, Inc. (a)	18,367	1,157,305
National Healthcare Corp.	42,800	3,458,240
Owens & Minor, Inc.	22,939	116,530
Patterson Companies, Inc. (b)	63,714	1,065,298
Providence Service Corp. (a)	41,999	2,360,764
RadNet, Inc. (a)	58,979	820,398
Select Medical Holdings Corp. (a)	83,103	1,347,931
Tenet Healthcare Corp. (a)(b)	120,485	2,608,500
U.S. Physical Therapy, Inc.	2,843	379,597
		19,292,442
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)(b)	348,512	3,164,489
HealthStream, Inc. (a)	44,070	1,113,649
HMS Holdings Corp. (a)	111,082	4,057,825
Nextgen Healthcare, Inc. (a)	191,621	2,722,934
		11,058,897
Life Sciences Tools & Services - 0.5%
Cambrex Corp. (a)	453	27,148
Fluidigm Corp. (a)	36,483	203,575
Medpace Holdings, Inc. (a)	13,853	1,120,846
Nanostring Technologies, Inc. (a)	22,404	570,854
NeoGenomics, Inc. (a)	16,170	403,927
Syneos Health, Inc. (a)(b)	14,490	761,160
		3,087,510
Pharmaceuticals - 0.8%
Amneal Pharmaceuticals, Inc. (a)	3,013	7,683
Athenex, Inc. (a)(b)	3,668	54,030
Axsome Therapeutics, Inc. (a)	3,669	93,376
Checkpoint Therapeutics, Inc. (a)	7,820	24,477
Chiasma, Inc. (a)	18,734	97,042
Corcept Therapeutics, Inc. (a)(b)	40,530	511,083
Endo International PLC (a)	211,862	502,113
Mallinckrodt PLC (a)(b)	108,255	280,380
MyoKardia, Inc. (a)	8,499	456,991
Pacira Biosciences, Inc. (a)	20,337	757,350
Phibro Animal Health Corp. Class A	18,545	382,954
Prestige Brands Holdings, Inc. (a)	34,314	1,093,930
Reata Pharmaceuticals, Inc. (a)(b)	2,251	173,552
Supernus Pharmaceuticals, Inc. (a)	6,346	171,532
Zogenix, Inc. (a)	6,711	286,493
		4,892,986

TOTAL HEALTH CARE		105,579,831

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.1%
AAR Corp.	87,297	3,750,279
Aerojet Rocketdyne Holdings, Inc. (a)(b)	27,678	1,445,622
Astronics Corp. (a)	76,975	2,117,582
Moog, Inc. Class A	46,781	3,800,956
National Presto Industries, Inc.	625	53,569
Parsons Corp.	38,137	1,297,421
Vectrus, Inc. (a)	8,086	327,160
		12,792,589
Airlines - 0.0%
Mesa Air Group, Inc.	5,333	34,451
Building Products - 0.4%
Advanced Drain Systems, Inc. Del	33,000	1,035,870
Quanex Building Products Corp.	13,358	230,025
Universal Forest Products, Inc.	20,152	787,943
		2,053,838
Commercial Services & Supplies - 4.4%
ACCO Brands Corp.	30,847	285,952
ADS Waste Holdings, Inc. (a)	2,465	79,915
Brady Corp. Class A	80,483	3,799,602
Deluxe Corp.	86,206	3,972,372
Herman Miller, Inc.	94,746	4,005,861
Kimball International, Inc. Class B	195,214	3,426,006
Knoll, Inc.	35,830	826,240
LSC Communications, Inc.	36,813	47,857
MSA Safety, Inc.	12,215	1,290,270
Quad/Graphics, Inc. (b)	49,222	442,506
SP Plus Corp. (a)	11,027	380,542
Steelcase, Inc. Class A	217,072	3,371,128
Tetra Tech, Inc.	23,443	1,901,696
UniFirst Corp.	12,510	2,450,834
VSE Corp.	11,388	362,594
		26,643,375
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	5,629	217,617
EMCOR Group, Inc.	56,605	4,949,541
Great Lakes Dredge & Dock Corp. (a)	48,673	527,615
MYR Group, Inc. (a)	6,073	174,113
Primoris Services Corp.	16,060	313,812
		6,182,698
Electrical Equipment - 1.5%
Encore Wire Corp.	15,424	832,742
EnerSys	63,818	3,573,808
Generac Holdings, Inc. (a)	38,456	2,999,183
Powell Industries, Inc.	25,622	930,591
Preformed Line Products Co.	11,723	600,804
Thermon Group Holdings, Inc. (a)	4,823	104,900
		9,042,028
Machinery - 0.9%
CIRCOR International, Inc. (a)	8,916	306,443
Commercial Vehicle Group, Inc. (a)	22,611	143,580
Federal Signal Corp.	3,227	95,874
Gorman-Rupp Co.	8,533	254,881
Hillenbrand, Inc.	50,352	1,381,659
Hurco Companies, Inc.	23,466	748,800
Hyster-Yale Materials Handling Class A	15,654	853,926
L.B. Foster Co. Class A (a)	5,283	105,185
Mueller Industries, Inc.	14,303	377,027
Navistar International Corp. New (a)	2,426	55,798
Park-Ohio Holdings Corp.	10,737	291,939
Wabash National Corp. (b)	35,908	489,785
Watts Water Technologies, Inc. Class A	3,447	315,849
		5,420,746
Marine - 0.1%
Safe Bulkers, Inc. (a)	91,468	188,424
Professional Services - 3.7%
Barrett Business Services, Inc.	21,516	1,874,689
CRA International, Inc.	4,830	187,839
Heidrick & Struggles International, Inc.	83,782	2,224,412
Insperity, Inc.	37,073	3,672,451
Kelly Services, Inc. Class A (non-vtg.)	55,709	1,348,715
Kforce, Inc.	101,247	3,294,577
Korn Ferry	48,939	1,912,536
Resources Connection, Inc.	200,108	3,311,787
TriNet Group, Inc. (a)	60,301	4,048,006
TrueBlue, Inc. (a)	28,958	562,075
		22,437,087
Road & Rail - 0.1%
ArcBest Corp.	8,248	244,223
Marten Transport Ltd.	7,028	138,241
Universal Logistics Holdings, Inc.	2,565	53,737
		436,201
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	33,916	1,810,775
BMC Stock Holdings, Inc. (a)	15,991	406,651
Rush Enterprises, Inc. Class A	94,838	3,424,600
Systemax, Inc.	38,690	776,508
Titan Machinery, Inc. (a)	21,959	330,703
		6,749,237

TOTAL INDUSTRIALS		91,980,674

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.6%
Acacia Communications, Inc. (a)	2,087	131,585
ADTRAN, Inc.	7,774	79,839
Calix Networks, Inc. (a)	285,199	1,714,046
Communications Systems, Inc.	7,496	33,957
Comtech Telecommunications Corp.	35,362	945,934
Extreme Networks, Inc. (a)	51,834	346,251
Finisar Corp. (a)	7,141	161,458
Harmonic, Inc. (a)	931	6,135
Maxar Technologies, Inc. (b)	37,408	264,849
Tessco Technologies, Inc.	10,615	156,890
		3,840,944
Electronic Equipment & Components - 2.4%
Anixter International, Inc. (a)	44,223	2,652,053
Badger Meter, Inc. (b)	3,914	201,884
Belden, Inc.	61,814	2,819,337
Insight Enterprises, Inc. (a)	40,093	1,926,870
Kimball Electronics, Inc. (a)	72,452	957,091
PC Connection, Inc.	10,427	367,343
ScanSource, Inc. (a)	37,378	1,056,302
Tech Data Corp. (a)	44,391	4,116,377
Vishay Intertechnology, Inc.	11,539	182,662
		14,279,919
IT Services - 2.4%
CSG Systems International, Inc.	71,958	3,877,097
EVERTEC, Inc. (b)	110,625	3,856,388
Maximus, Inc.	29,809	2,293,504
Perspecta, Inc.	49,321	1,279,880
Science Applications International Corp.	2,156	189,750
Sykes Enterprises, Inc. (a)(b)	104,796	3,039,084
		14,535,703
Semiconductors & Semiconductor Equipment - 4.7%
Amkor Technology, Inc. (a)	352,419	3,083,666
Ceva, Inc. (a)	3,001	94,261
Cirrus Logic, Inc. (a)	73,412	3,937,820
Diodes, Inc. (a)	87,766	3,207,847
Enphase Energy, Inc. (a)	38,221	1,134,017
Impinj, Inc. (a)(b)	22,369	813,784
Lattice Semiconductor Corp. (a)	201,891	3,975,234
NeoPhotonics Corp. (a)	331,303	2,073,957
Power Integrations, Inc.	9,764	869,191
Rambus, Inc. (a)	120,943	1,516,625
Silicon Laboratories, Inc. (a)	31,827	3,469,143
SunPower Corp. (a)	90,467	1,132,647
Synaptics, Inc. (a)	80,424	2,575,176
Xperi Corp.	6,595	120,820
		28,004,188
Software - 4.8%
Agilysys, Inc. (a)	61,833	1,684,949
Alarm.com Holdings, Inc. (a)	17,482	832,143
BlackLine, Inc. (a)	33,619	1,712,216
Box, Inc. Class A (a)	544	7,959
ChannelAdvisor Corp. (a)	2,246	19,316
CommVault Systems, Inc. (a)	43,486	1,885,988
Cornerstone OnDemand, Inc. (a)	38,322	1,999,259
Domo, Inc. Class B (a)(b)	10,202	253,316
j2 Global, Inc. (b)	4,740	401,004
MobileIron, Inc. (a)	410,376	2,831,594
Progress Software Corp.	93,788	3,543,311
Q2 Holdings, Inc. (a)(b)	41,591	3,741,110
QAD, Inc. Class A	3,218	130,393
SPS Commerce, Inc. (a)	21,668	1,095,101
TeleNav, Inc. (a)	56,424	638,720
Tenable Holdings, Inc. (a)	9,725	221,730
TiVo Corp.	29,113	219,221
Verint Systems, Inc. (a)	60,613	3,230,067
Workiva, Inc. (a)	39,755	1,912,613
Yext, Inc. (a)	175,200	2,762,904
		29,122,914
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. (a)	251,116	1,873,325
Diebold Nixdorf, Inc. (a)	60,743	680,929
Sonim Technologies, Inc. (b)	2,796	20,299
Stratasys Ltd. (a)(b)	19,557	465,848
		3,040,401

TOTAL INFORMATION TECHNOLOGY		92,824,069

MATERIALS - 5.6%
Chemicals - 2.7%
FutureFuel Corp.	135,885	1,464,840
Hawkins, Inc.	1,801	79,874
Innophos Holdings, Inc.	3,519	98,849
Kraton Performance Polymers, Inc. (a)	109,731	3,011,019
PolyOne Corp.	117,751	3,769,210
Stepan Co.	40,228	3,837,349
Tredegar Corp.	3,493	60,394
Trinseo SA (b)	40,119	1,407,776
Tronox Holdings PLC (b)	301,700	2,241,631
		15,970,942
Construction Materials - 0.0%
Forterra, Inc. (a)	15,243	91,153
Containers & Packaging - 0.5%
Greif, Inc.:
Class A	8,719	306,822
Class B	529	22,012
Myers Industries, Inc.	173,876	2,926,333
		3,255,167
Metals & Mining - 1.9%
Atkore International Group, Inc. (a)	129,071	3,744,350
Compass Minerals International, Inc. (b)	4,512	224,382
Materion Corp.	48,148	2,833,028
Novagold Resources, Inc. (a)	33,913	252,934
Schnitzer Steel Industries, Inc. Class A	75,496	1,671,481
SunCoke Energy, Inc.	378,319	2,360,711
Worthington Industries, Inc.	8,588	298,004
		11,384,890
Paper & Forest Products - 0.5%
Boise Cascade Co.	39,668	1,245,575
Louisiana-Pacific Corp.	11,254	270,546
Schweitzer-Mauduit International, Inc.	51,643	1,732,106
		3,248,227

TOTAL MATERIALS		33,950,379

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.3%
American Assets Trust, Inc.	84,111	3,941,441
Braemar Hotels & Resorts, Inc.	22,877	209,782
Chatham Lodging Trust	2,368	39,285
City Office REIT, Inc.	20,273	274,496
CorePoint Lodging, Inc.	20,551	187,014
Corrections Corp. of America	193,019	3,271,672
DiamondRock Hospitality Co.	144,743	1,370,716
EastGroup Properties, Inc.	8,570	1,067,136
Franklin Street Properties Corp.	8,194	62,029
Gladstone Commercial Corp.	1,987	45,045
Healthcare Realty Trust, Inc.	10,000	332,300
Investors Real Estate Trust	4,095	283,579
Kite Realty Group Trust	8,687	124,137
Lexington Corporate Properties Trust	170,593	1,772,461
New Senior Investment Group, Inc.	49,000	306,250
Piedmont Office Realty Trust, Inc. Class A	13,205	260,667
PS Business Parks, Inc.	24,176	4,342,251
Rexford Industrial Realty, Inc.	3,957	174,860
RLJ Lodging Trust	222,134	3,600,792
Senior Housing Properties Trust (SBI)	36,214	307,457
Spirit MTA REIT	18,483	155,257
Sunstone Hotel Investors, Inc.	306,672	4,029,670
The GEO Group, Inc.	84,929	1,457,382
Urstadt Biddle Properties, Inc. Class A	1,733	36,376
Xenia Hotels & Resorts, Inc.	192,668	3,893,820
		31,545,875
Real Estate Management & Development - 0.5%
Colony NorthStar Credit Real Estate, Inc.	3,269	40,961
Gyrodyne LLC (a)	346	6,609
Kennedy-Wilson Holdings, Inc.	60,310	1,265,304
Marcus & Millichap, Inc. (a)	11,848	427,476
Maui Land & Pineapple, Inc. (a)	4,844	50,959
Newmark Group, Inc.	107,304	931,399
RE/MAX Holdings, Inc.	12,532	321,696
		3,044,404

TOTAL REAL ESTATE		34,590,279

UTILITIES - 3.3%
Electric Utilities - 1.8%
Allete, Inc.	53,941	4,624,362
El Paso Electric Co.	3,100	206,770
Otter Tail Corp.	16,926	856,794
PNM Resources, Inc.	3,996	203,836
Portland General Electric Co.	84,962	4,833,488
		10,725,250
Gas Utilities - 0.3%
Northwest Natural Holding Co.	2,773	197,881
Southwest Gas Holdings, Inc.	15,094	1,377,026
		1,574,907
Independent Power and Renewable Electricity Producers - 1.0%
Atlantic Power Corp. (a)	92,686	212,251
NRG Yield, Inc.:
Class A (b)	176,204	2,953,179
Class C (b)	6,117	108,271
Pattern Energy Group, Inc.	100,478	2,727,978
		6,001,679
Water Utilities - 0.2%
American States Water Co.	10,598	980,633
AquaVenture Holdings Ltd. (a)	8,552	151,199
Consolidated Water Co., Inc.	3,789	55,547
York Water Co.	2,947	110,041
		1,297,420

TOTAL UTILITIES		19,599,256

TOTAL COMMON STOCKS
(Cost $558,331,659)		594,244,671
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (d)
(Cost $499,631)	500,000	499,767
	Shares	Value

Money Market Funds - 11.3%
Fidelity Cash Central Fund 2.13% (e)	5,474,938	$5,476,033
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	62,482,546	62,488,794
TOTAL MONEY MARKET FUNDS
(Cost $67,962,073)		67,964,827
TOTAL INVESTMENT IN SECURITIES - 110.2%
(Cost $626,793,363)		662,709,265
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(61,359,406)
NET ASSETS - 100%		$601,349,859

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	96	Sept. 2019	$7,172,160	$(3,844)	$(3,844)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $325,848.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,538
Fidelity Securities Lending Cash Central Fund	270,716
Total	$349,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$18,185,219	$18,185,219	$--	$--
Consumer Discretionary	58,007,624	58,007,624	--	--
Consumer Staples	20,801,397	20,801,397	--	--
Energy	13,427,407	13,427,407	--	--
Financials	105,298,536	105,298,536	--	--
Health Care	105,579,831	105,579,831	--	0
Industrials	91,980,674	91,980,674	--	--
Information Technology	92,824,069	92,824,069	--	--
Materials	33,950,379	33,950,379	--	--
Real Estate	34,590,279	34,590,279	--	--
Utilities	19,599,256	19,599,256	--	--
U.S. Government and Government Agency Obligations	499,767	--	499,767	--
Money Market Funds	67,964,827	67,964,827	--	--
Total Investments in Securities:	$662,709,265	$662,209,498	$499,767	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,844)	$(3,844)	$--	$--
Total Liabilities	$(3,844)	$(3,844)	$--	$--
Total Derivative Instruments:	$(3,844)	$(3,844)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,844)
Total Equity Risk	0	(3,844)
Total Value of Derivatives	$0	$(3,844)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $60,498,220) — See accompanying schedule: Unaffiliated issuers (cost $558,831,290)	$594,744,438
Fidelity Central Funds (cost $67,962,073)	67,964,827
Total Investment in Securities (cost $626,793,363)		$662,709,265
Receivable for investments sold		3,820,760
Receivable for fund shares sold		154,277
Dividends receivable		599,725
Distributions receivable from Fidelity Central Funds		85,674
Other receivables		54,677
Total assets		667,424,378
Liabilities
Payable to custodian bank	$259,574
Payable for investments purchased	2,109,130
Payable for fund shares redeemed	881,352
Accrued management fee	324,417
Payable for daily variation margin on futures contracts	17,502
Collateral on securities loaned	62,482,544
Total liabilities		66,074,519
Net Assets		$601,349,859
Net Assets consist of:
Paid in capital		$578,453,337
Total distributable earnings (loss)		22,896,522
Net Assets, for 50,408,315 shares outstanding		$601,349,859
Net Asset Value, offering price and redemption price per share ($601,349,859 ÷ 50,408,315 shares)		$11.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$5,180,963
Interest		6,199
Income from Fidelity Central Funds (including $270,716 from security lending)		349,254
Total income		5,536,416
Expenses
Management fee	$2,076,739
Independent trustees' fees and expenses	1,832
Commitment fees	903
Total expenses before reductions	2,079,474
Expense reductions	(254)
Total expenses after reductions		2,079,220
Net investment income (loss)		3,457,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	978,799
Fidelity Central Funds	548
Futures contracts	66,596
Total net realized gain (loss)		1,045,943
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(37,946,102)
Futures contracts	(803,273)
Total change in net unrealized appreciation (depreciation)		(38,749,375)
Net gain (loss)		(37,703,432)
Net increase (decrease) in net assets resulting from operations		$(34,246,236)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,457,196	$6,340,564
Net realized gain (loss)	1,045,943	54,781,226
Change in net unrealized appreciation (depreciation)	(38,749,375)	(36,147,809)
Net increase (decrease) in net assets resulting from operations	(34,246,236)	24,973,981
Distributions to shareholders	–	(88,826,591)
Share transactions
Proceeds from sales of shares	26,646,734	106,108,501
Reinvestment of distributions	–	84,289,442
Cost of shares redeemed	(92,221,739)	(188,185,526)
Net increase (decrease) in net assets resulting from share transactions	(65,575,005)	2,212,417
Total increase (decrease) in net assets	(99,821,241)	(61,640,193)
Net Assets
Beginning of period	701,171,100	762,811,293
End of period	$601,349,859	$701,171,100
Other Information
Shares
Sold	2,183,214	7,748,555
Issued in reinvestment of distributions	–	7,097,889
Redeemed	(7,569,106)	(14,298,545)
Net increase (decrease)	(5,385,892)	547,899

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$13.81	$14.32	$10.99	$13.05	$12.74
Income from Investment Operations
Net investment income (loss)B	.06	.11	.13	.12	.11	.08
Net realized and unrealized gain (loss)	(.70)	.31	.55	3.31	(1.52)	1.04
Total from investment operations	(.64)	.42	.68	3.43	(1.41)	1.12
Distributions from net investment income	–	(.12)	(.13)	(.10)	(.09)	(.06)
Distributions from net realized gain	–	(1.54)	(1.06)	–	(.56)	(.75)
Total distributions	–	(1.66)	(1.19)	(.10)	(.65)	(.81)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$11.93	$12.57	$13.81	$14.32	$10.99	$13.05
Total ReturnD,E	(5.09)%	4.01%	4.95%	31.15%	(11.20)%	9.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.67%	.67%	.67%
Expenses net of all reductions	.64%H	.64%	.64%	.67%	.67%	.67%
Net investment income (loss)	1.07%H	.84%	.89%	.93%	.90%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$601,350	$701,171	$762,811	$1,210,189	$529,009	$472,915
Portfolio turnover rateI	79%H	88%	100%	76%	87%	99%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$92,040,410
Gross unrealized depreciation	(59,570,018)
Net unrealized appreciation (depreciation)	$32,470,392
Tax cost	$630,235,029

The Fund elected to defer to its next fiscal year $342,366 of ordinary losses recognized during the period January 1, 2019 to February 28, 2019.

The Fund elected to defer to its next fiscal year approximately $12,675,329 of capital losses recognized during the period November 1, 2018 to February 28, 2019.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $252,504,660 and $310,301,373, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .64% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $903 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $856,716. Total fees paid by the Fund to NFS, as lending agent, amounted to $19,087. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $5,565 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $254.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.64%	$1,000.00	$949.10	$3.14
Hypothetical-C		$1,000.00	$1,021.92	$3.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SCE-SANN-1019
1.9885267.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019